SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2024
Short Term Investment Abstract
SHORT-TERM INVESTMENTS
NOTE 6:-	SHORT-TERM INVESTMENTS

	December 31,
	2024	2023
Marketable securities:

Financial assets at fair value through profit or loss (mainly in USD)
Corporate bonds	3,415	4,181
Government bonds and loans	1,564	784
Shares	578	638
Exchange Traded Funds	4,286	3,375

	9,843	8,978

Short-term deposits	-	10,579

	9,843	19,557